Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables.
Schedule of trade and other payables

	2021	2020	2019
	€	€	€
Trade payables	8,747,990	5,165,805	576,454
Social insurance and other taxes	660,223	282,981	170,739
VAT	955,551	—	—
License fee liability	3,750,000	—	—
Liabilities to players	9,564,889	6,879,992	2,300,474
Accruals	8,066,234	2,771,577	586,769
Other creditors	7,125	23,673	26,885
Deferred income	2,375	—	—
	31,754,387	15,124,028	3,661,321
Less non-current payables	(2,500,000)	—	—
Current portion	29,254,387	15,124,028	3,661,321